Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial assets measured at fair value on a recurring basis
Schedule of Financial assets measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
April 30, 2021
Equity securities at fair value	$—	$6,298,008	$—	$6,298,008

April 30, 2020
Equity securities at fair value	$—	$1,406,982	$—	$1,406,982